Other Gain (Loss)	12 Months Ended
Dec. 31, 2020
Other Gain (Loss) [Abstract]
Other (Loss) Gain

12.	OTHER (LOSS) GAIN
Other (loss) gain recorded in net earnings for the years ended:

	December 31,	December 31,
	2020	2019
Reduction of obligation to renounce flow-through exploration expenditures	$1.0	$0.6
Unrealized gain (loss) on non-hedging derivatives	0.7	(0.6)
Loss on disposal of assets	(1.0)	(0.7)
Gain on sale of non-core royalties	0.6	8.0
Other	(5.0)	(2.2)
	($3.7)	$5.1